Debt and standby letters of credit facilities - 2017 SEK Subordinated Notes and 2016 SIG Senior Notes (Details) kr in Millions, $ in Millions					12 Months Ended
	Nov. 05, 2018 USD ($)	Sep. 22, 2017 USD ($)	Sep. 22, 2017 SEK (kr)	Nov. 01, 2016 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 22, 2017 SEK (kr)
Debt and standby letters of credit facilities
Outstanding preference shares redeemed	$ 164.0
Interest expense on debt					$ 31.8	$ 31.0	$ 30.8
2017 SEK Subordinated Notes
Debt and standby letters of credit facilities
Debt notes issued		$ 346.1			$ 336.7	$ 295.0		kr 2,750.0
Issue price (as a percent)		100.00%	100.00%
Term of redemption following occurrence of Specified Event		90 days	90 days
Debt issuance costs		$ 4.6
Underwriting fees		$ 3.5	kr 27.5
Annual interest rate (as a percent)					4.30%	4.00%
Interest expense on debt					$ 12.6	$ 11.9	11.7
Effective rate					4.30%	4.00%
2016 SIG Senior Notes
Debt and standby letters of credit facilities
Debt notes issued				$ 400.0	$ 400.0	$ 400.0
Issue price (as a percent)				99.209%
Debt issuance costs				$ 5.1
Underwriting fees				$ 3.4
Annual interest rate (as a percent)				4.60%
Interest expense on debt						$ 19.1	19.1
Net proceeds				$ 392.4
Effective rate					4.70%	4.70%
Sirius International Group, Ltd | 2016 SIG Senior Notes
Debt and standby letters of credit facilities
Interest expense on debt					$ 19.2	$ 19.2	$ 19.2
Preferred stocks | Sirius International Group, Ltd | 2017 SEK Subordinated Notes
Debt and standby letters of credit facilities
Outstanding preference shares redeemed					$ 250.0